Events After The Reporting Period - Additional Information (Detail) - United States Department Of Justice [Member] kr in Billions	3 Months Ended
	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Mar. 02, 2023 SEK (kr)	Mar. 02, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Complience monitorship expenses	kr 0.1
Increase (decrease) in other provisions	kr 2.3	$ 220,000,000
Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Agreed fine to be paid			kr 2.2	$ 206,728,848